Earnings per share (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Income attributable to equity holders of the parent	$ 49,598,138	$ 322,385,647	$ 129,119,775
Weighted average number of ordinary shares	1,502,618,381	1,502,618,381	1,505,044,626